UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-06563
CALVERT WORLD VALUES FUND, INC.
(Exact name of registrant as specified in charter)
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814
(Address of Principal Executive Offices)
William M. Tartikoff, Esq.
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814
(Name and Address of Agent for Service)
Registrant’s telephone number, including area code: (301) 951-4800
Date of fiscal year end: September 30
Date of reporting period: Third quarter ended June 30, 2009

Item 1. Schedule of Investments.
CALVERT CAPITAL ACCUMULATION FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2009

	SHARES	VALUE

EQUITY SECURITIES — 97.3%

Capital Markets — 2.7%
Affiliated Managers Group, Inc.*	37,200	$2,164,668

Chemicals — 3.4%
Praxair, Inc.	38,600	2,743,302

Commercial Services & Supplies — 2.4%
Brink’s Co.	65,000	1,886,950

Construction & Engineering — 1.7%
EMCOR Group, Inc.*	67,800	1,364,136

Diversified Consumer Services — 1.6%
ITT Educational Services, Inc.*	12,300	1,238,118

Diversified Financial Services — 2.8%
IntercontinentalExchange, Inc.*	19,200	2,193,408

Diversified Telecommunication Services — 2.6%
CenturyTel, Inc.	68,000	2,087,600

Electrical Equipment — 2.5%
General Cable Technologies Corp.*	52,600	1,976,708

Electronic Equipment & Instruments — 8.0%
Amphenol Corp.	63,700	2,015,468
FLIR Systems, Inc.*	86,100	1,942,416
Itron, Inc.*	43,700	2,406,559

		6,364,443

Energy Equipment & Services — 4.9%
FMC Technologies, Inc.*	53,550	2,012,409
Superior Energy Services, Inc.*	108,700	1,877,249

		3,889,658

Food Products — 2.4%
J.M. Smucker Co.	39,700	1,931,802

	SHARES	VALUE

Gas Utilities — 5.1%
Energen Corp.	57,700	2,302,230
Questar Corp.	56,300	1,748,678

		4,050,908

Health Care Equipment & Supplies — 3.6%
Hospira, Inc.*	42,600	1,640,952
Kinetic Concepts, Inc.*	44,000	1,199,000

		2,839,952

Health Care Providers & Services — 6.5%
AmerisourceBergen Corp.	95,700	1,697,718
Healthspring, Inc.*	121,000	1,314,060
Lincare Holdings, Inc.*	90,900	2,137,968

		5,149,746

Hotels, Restaurants & Leisure — 2.6%
Brinker International, Inc.	121,000	2,060,630

Household Products — 2.5%
Church & Dwight Co., Inc.	37,350	2,028,479

IT Services — 3.0%
Global Payments, Inc.	64,800	2,427,408

Life Sciences — Tools & Services — 4.9%
Dionex Corp.*	35,800	2,184,874
Mettler-Toledo International, Inc.*	22,800	1,759,020

		3,943,894

Machinery — 5.1%
Bucyrus International, Inc.	68,700	1,962,072
SPX Corp.	42,100	2,061,637

		4,023,709

Metals & Mining — 2.7%
Reliance Steel & Aluminum Co.	55,500	2,130,645

Multiline Retail — 1.0%
Nordstrom, Inc.	39,700	789,633

Oil, Gas & Consumable Fuels — 3.4%
Denbury Resources, Inc.*	115,300	1,698,369
St. Mary Land & Exploration Co.	48,800	1,018,456

		2,716,825

	SHARES	VALUE

Pharmaceuticals — 1.8%
Endo Pharmaceuticals Holdings, Inc.*	80,600	1,444,352

Software — 6.5%
ANSYS, Inc.*	69,600	2,168,736
Salesforce.com, Inc.*	23,200	885,544
Sybase, Inc.*	67,400	2,112,316

		5,166,596

Specialty Retail — 7.3%
Advance Auto Parts, Inc.	51,500	2,136,735
GameStop Corp.*	73,400	1,615,534
Ross Stores, Inc.	52,700	2,034,220

		5,786,489

Textiles, Apparel & Luxury Goods — 3.2%
Deckers Outdoor Corp.*	36,650	2,575,395

Trading Companies & Distributors — 2.1%
WESCO International, Inc.*	67,200	1,682,688

Wireless Telecommunication Services — 1.0%
NII Holdings, Inc.*	41,200	785,684

Total Equity Securities (Cost $82,956,701)		77,443,826

	PRINCIPAL
	AMOUNT

HIGH SOCIAL IMPACT INVESTMENTS — 1.8%
Calvert Social Investment Foundation Notes, 3.00%, 7/1/11 (b)(i)(r)	$1,419,488	1,413,526

Total High Social Impact Investments (Cost $1,419,488)		1,413,526

TIME DEPOSIT — 0.5%
State Street Corp. Time Deposit, 0.01%, 7/1/09	421,000	421,000

Total Time Deposit (Cost $421,000)		421,000

TOTAL INVESTMENTS (Cost $84,797,189) — 99.6%		79,278,352
Other assets and liabilities, net — 0.4%		317,007

NET ASSETS — 100%		$79,595,359

*	Non income producing security

(b)	This security was valued by the Board of Directors, see Note A.

(i)	Restricted securities represent 1.8% of the net assets of the Fund.

(r)	The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

	ACQUISITION
	DATES	COST

Restricted Securities
Calvert Social Investment Foundation Notes, 3.00%, 7/1/11	7/1/08	$1,419,488
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder’s statement.
CALVERT WORLD VALUES INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2009

	SHARES	VALUE

EQUITY SECURITIES — 96.5%
Australia — 7.3%
Amcor Ltd.	674,161	$2,705,436
BlueScope Steel Ltd.	689,190	1,393,315
Commonwealth Bank of Australia	242,254	7,570,818
Origin Energy Ltd.	337,201	3,965,861
Santos Ltd.	859,130	10,087,636

		25,723,066

Austria — 0.3%
Raiffeisen International Bank Holding AG	26,962	935,760

Belgium — 2.5%
AGFA-Gevaert NV*	19,091	54,424
Delhaize Group	122,527	8,621,554
D’ieteren SA	726	149,347
Umicore SA	4,306	98,018

		8,923,343

	SHARES	VALUE

Bermuda — 0.0%
Allied World Assurance Co. Holdings Ltd.	1,947	79,496

Brazil — 0.1%
Investimentos Itaú SA, Preferred	85,700	380,211

Canada — 4.4%
Alimentation Couche Tard, Inc.	19,900	240,833
Bank of Montreal	120,500	5,080,776
Bank of Nova Scotia	25,100	937,418
Bombardier, Inc.	248,000	735,937
EnCana Corp.	34,600	1,716,310
Laurentian Bank of Canada	2,400	72,417
Magna International, Inc.	20,800	882,917
Royal Bank of Canada	19,800	810,155
Sierra Wireless, Inc.*	51,000	291,720
Talisman Energy, Inc.	142,300	2,045,272
Teck Resources Ltd.*	172,100	2,745,962

		15,559,717

China — 0.1%
Renhe Commercial Holdings Co. Ltd.	2,262,000	466,396

Denmark — 0.4%
Danske Bank A/S*	53,500	922,930
H. Lundbeck A/S	30,431	579,333

		1,502,263

Finland — 0.3%
Outotec Oyj	18,469	439,081
Stora Enso Oyj*	106,723	562,848

		1,001,929

France — 9.4%
Atos Origin SA *	63,160	2,143,084
BNP Paribas	56,754	3,680,754
Cap Gemini SA	94,458	3,486,804
CNP Assurances SA	16,870	1,609,722
France Telecom SA	26,001	590,390
Havas SA	26,443	65,186
PPR SA	8,294	678,249
PSA Peugeot Citroen SA*	134,083	3,534,606
Publicis Groupe	51,781	1,580,029
Renault SA*	46,904	1,730,505
Sanofi-Aventis SA	210,454	12,369,553
Thomson SA*	310,033	272,457

	SHARES	VALUE

UBISOFT Entertainment SA*	26,600	649,881
Valeo SA*	44,707	824,494
Zodiac SA	9,458	307,942

		33,523,656

Germany — 3.6%
Allianz SE	34,105	3,151,837
Celesio AG	28,591	656,763
Deutsche Bank AG	68,209	4,148,200
Deutsche Post AG	218,927	2,859,700
Software AG	6,117	433,489
Suedzucker AG	79,200	1,609,894

		12,859,883

Greece — 0.3%
Alpha Bank AE*	10,536	113,778
National Bank of Greece SA*	34,325	939,873

		1,053,651

Hungary — 0.1%
Egis Gyogyszergyar Nyrt	2,173	195,630

India — 0.0%
Patni Computer Systems Ltd. (ADR)	6,800	74,528
State Bank of India Ltd. (GDR)*	815	57,871

		132,399

Italy — 0.7%
Banca Monte dei Paschi di Siena SpA	156,916	253,303
Esprinet SpA	13,043	118,208
Italcementi SpA	40,488	462,404
Pirelli & C. SpA*	3,214,082	1,135,746
Seat Pagine Gialle SpA*	858,011	197,738
UniCredit SpA*	39,732	101,730

		2,269,129

Japan — 28.6%
Aisin Seiki Co. Ltd.	205,000	4,428,808
Alps Electric Co. Ltd.	253,100	1,365,441
Amada Co. Ltd.	49,000	302,508
Anritsu Corp.	52,000	223,389
Asatsu-DK, Inc.	6,300	142,176
Astellas Pharma, Inc.	205,800	7,262,525
Autobacs Seven Co. Ltd.	3,400	121,462
Benesse Corp.	5,700	227,586
Brother Industries Ltd.	267,700	2,360,787

	SHARES	VALUE

Central Glass Co. Ltd.	79,000	313,619
Central Japan Railway Co.	212	1,301,289
Chuo Denki Kogyo Co. Ltd.	19,000	155,912
Chuo Mitsui Trust Holdings, Inc.	393,000	1,489,965
Circle K Sunkus Co. Ltd.	29,600	461,296
COMSYS Holdings Corp.	54,400	600,690
CSK Holdings Corp.*	196,200	917,269
Dai Nippon Printing Co. Ltd.	68,000	928,659
Daiichikosho Co. Ltd.	8,400	91,321
Daito Trust Construction Co. Ltd.	82,700	3,878,094
Daiwa House Industry Co. Ltd.	188,000	2,012,554
DIC Corp.	174,000	271,052
DTS Corp.	8,000	83,171
FANCL Corp.	6,100	74,290
Fuji Media Holdings, Inc.	2,455	3,694,284
Fujitsu Ltd.	1,212,000	6,561,038
Furukawa Electric Co. Ltd.	99,000	443,604
Gunma Bank Ltd.	57,000	315,760
Hino Motors Ltd.	951,000	2,944,595
Hitachi Information Systems Ltd.	12,600	264,895
Isuzu Motors Ltd.	288,000	459,519
Kao Corp.	44,000	957,961
Kissei Pharmaceutical Co. Ltd.	4,000	97,122
Komori Corp.	19,900	237,300
Konica Minolta Holdings, Inc.	93,500	970,583
Mazda Motor Corp.	471,067	1,194,734
Minebea Co. Ltd.	31,000	131,024
Miraca Holdings, Inc.	10,900	266,257
Mitsubishi Gas Chemical Co., Inc.	50,000	271,654
Mitsubishi Steel Manufacturing Co. Ltd.	72,000	167,921
NET One Systems Co. Ltd.	309	542,148
Nichirei Corp.	120,000	469,507
Nippo Corp.	10,000	92,660
Nippon Express Co. Ltd.	690,000	3,123,026
Nippon Sheet Glass Co. Ltd.	628,000	1,816,847
Nippon Telegraph & Telephone Corp.	206,000	8,373,454
Nippon Television Network Corp.	3,410	403,211
Nissan Motor Co. Ltd.	981,700	5,920,924
Nissan Shatai Co. Ltd.	27,000	221,413
Nisshin Seifun Group, Inc.	124,500	1,476,640
Nisshin Steel Co. Ltd.	1,757,000	3,904,306
NSD Co. Ltd.	20,200	204,116
Ohsho Food Service Corp.	9,900	202,977
Ono Pharmaceutical Co. Ltd.	5,400	238,674
Pioneer Corp.*	156,500	461,574
Rohm Co. Ltd.	23,200	1,683,436
Sanwa Holdings Corp.	83,000	295,355

	SHARES	VALUE

SBI Holdings, Inc.	12,704	2,572,022
Seiko Epson Corp.	45,900	744,575
ShinMaywa Industries Ltd.	21,000	75,789
Sony Corp.	385,300	9,943,428
Sumitomo Bakelite Co. Ltd.	126,000	631,576
Sumitomo Osaka Cement Co. Ltd.	262,000	565,005
Takefuji Corp.	166,560	903,722
Tokyu Land Corp.	261,000	1,177,793
Toppan Printing Co. Ltd.	162,000	1,626,413
Toshiba TEC Corp.	76,623	310,025
Toyo Engineering Corp.	51,000	171,411
Toyo Seikan Kaisha Ltd.	193,800	4,080,261
TS TECH Co. Ltd.	35,900	520,840
Yamato Holdings Co. Ltd.	71,000	942,378

		101,687,620

Mexico — 0.8%
America Movil SAB de CV	1,107,900	2,149,131
Empresas ESM, Contingent Deferred Distribution (b)(i)*	350,000	—
Telefonos de Mexico SAB de CV	593,152	484,112

		2,633,243

Netherlands — 1.6%
Heijmans NV*	16,534	62,820
Heijmans NV (CVA)*	16,534	34,598
ING Groep NV (CVA)	19,322	194,360
Koninklijke Philips Electronics NV	227,821	4,210,157
Oce NV	7,149	38,641
TNT NV	21,771	423,787
Unilever NV (CVA)	25,729	620,560
USG People NV*	10,767	123,642

		5,708,565

New Zealand — 0.0%
Telecom Corp. of New Zealand Ltd.	70,053	122,923

Norway — 0.2%
Marine Harvest ASA*	295,000	198,628
Norske Skogindustrier ASA*	49,000	71,976
Petroleum Geo-Services ASA*	50,400	313,843

		584,447

Poland — 0.0%
Telekomunikacja Polska SA	23,426	113,272

	SHARES	VALUE

Singapore — 0.8%
DBS Group Holdings Ltd.	295,000	2,394,568
Oversea-Chinese Banking Corp. Ltd.	94,000	432,349

		2,826,917

South Africa — 1.3%
Aveng Ltd.	347,100	1,567,583
BIDVest Group Ltd.	52,045	650,330
Clicks Group Ltd.	89,730	212,761
MTN Group Ltd.	114,091	1,745,958
Telkom SA Ltd.	38,383	189,085
VenFin Ltd.*	55,800	158,553

		4,524,270

South Korea — 3.3%
KB Financial Group, Inc. (ADR)*	17,400	579,594
KT Corp. (ADR) (s)	659,400	9,468,984
LG Display Co. Ltd. (ADR)	144,400	1,803,556

		11,852,134

Spain — 0.8%
Banco Bilbao Vizcaya Argentaria SA	223,602	2,815,999

Sweden — 0.2%
Autoliv, Inc.	35	1,007
SSAB Svenskt Stal AB	69,477	807,030

		808,037

Switzerland — 5.1%
Novartis AG	286,270	11,627,501
STMicroelectronics NV	865,434	6,488,403
Valora Holding AG	647	117,346

		18,233,250

Taiwan — 3.3%
AU Optronics Corp. (ADR)	871,634	8,437,417
United Microelectronics Corp. (ADR)	1,234,663	3,259,510

		11,696,927

Thailand — 0.1%
Thai Airways International PCL*	734,400	304,626
Thanachart Capital PCL	215,800	86,562

		391,188

	SHARES	VALUE

United Kingdom — 15.8%
3i Group plc	196,247	785,048
Aggreko plc	225,404	1,924,143
Arriva plc	9,734	65,183
Aviva plc	237,836	1,343,752
Barclays plc	402,215	1,873,067
Beazley plc	104,099	166,764
BT Group plc	668,165	1,118,370
Cadbury plc	115,669	987,907
Centrica plc	2,024,681	7,438,746
Close Brothers Group plc	45,727	495,918
Compass Group plc	1,260,562	7,101,951
De La Rue plc	81,589	1,224,668
Dimension Data Holdings plc:
Johannesburg Exchange	129,651	128,072
London Exchange	201,769	197,535
GlaxoSmithKline plc	284,001	5,000,220
HMV Group plc	686,364	1,275,833
HSBC Holdings plc	141,894	1,177,735
International Power plc	472,107	1,853,208
J Sainsbury plc	752,745	3,885,586
Johnson Matthey plc	24,058	456,721
Kesa Electricals plc	115,435	211,469
Legal & General Group plc	1,171,858	1,094,932
Logica plc	2,107,338	2,744,222
Mondi plc	130,172	443,383
Next plc	16,115	390,455
Reckitt Benckiser Group plc	33,537	1,528,138
Schroders plc	60,395	817,388
Scottish & Southern Energy plc	35,780	671,632
Stagecoach Group plc	836,591	1,749,347
Tate & Lyle plc	359,886	1,893,745
Tomkins plc	117,280	286,542
William Morrison Supermarkets plc	1,441,565	5,616,166
Yell Group plc	870,106	377,121

		56,324,967

United States — 5.1%
American Financial Group, Inc.	41,300	891,254
APAC Customer Services, Inc.*	19,500	100,035
Black Box Corp.	5,500	184,085
Brady Corp.	3,300	82,896
Brink’s Co.	15,300	444,159
Cal Dive International, Inc.*	17,100	147,573
Compuware Corp.*	98,655	676,773
Conseco, Inc.*	61,500	145,755
Convergys Corp.*	9,700	90,016

	SHARES	VALUE

Darling International, Inc.*	47,231	311,725
Del Monte Foods Co.	145,900	1,368,542
DISH Network Corp.*	31,100	504,131
Distributed Energy Systems Corp.*	308,138	2,773
DST Systems, Inc.*	10,500	387,975
EMCOR Group, Inc.*	40,300	810,836
Evergreen Solar, Inc.*	1,400	3,038
Fiserv, Inc.*	18,100	827,170
H2Gen Innovations, Inc.:
Common Stock (b)(i)*	2,077	—
Common Warrants (strike price $1.00/share, expires 10/31/13) (b)(i)*	27,025	—
Series A, Preferred (b)(i)*	69,033	17,949
Series A, Preferred Warrants (strike price $1.00/share, expires 10/10/12) (b)(i)*	1,104	—
Series B, Preferred (b)(i)*	161,759	42,057
Series C, Preferred (b)(i)*	36,984	9,616
Hawaiian Holdings, Inc.*	25,700	154,714
Health Management Associates, Inc.*	12,724	62,856
Lubrizol Corp.	6,900	326,439
MeadWestvaco Corp.	11,700	191,997
Overseas Shipholding Group, Inc.	21,600	735,264
Powerspan Corp.:
Series A, Preferred (b)(i)*	45,455	385,655
Series B, Preferred (b)(i)*	20,000	203,548
Series C, Preferred (b)(i)*	239,764	824,788
Series D, Preferred (b)(i)*	45,928	157,993
Series D, Preferred Warrants (strike price $3.44/share, expires 12/31/12) (b)(i)*	2,347	—
Protective Life Corp.	29,469	337,125
RF Technology, Inc. (b)(i)*	365,374	21,185
SEACOR Holdings, Inc.*	2,500	188,100
SMARTHINKING, Inc.:
Series 1-A, Convertible Preferred (b)(i)*	104,297	172,388
Series 1-B, Convertible Preferred (b)(i)*	163,588	31,050
Series 1-B, Preferred Warrants (strike price $0.01/share, expires 5/26/15) (b)(i)*	11,920	2,143
State Street Corp.	113,311	5,348,279
Tech Data Corp.*	18,100	592,051
Ventas, Inc.	17,300	516,578
WESCO International, Inc.*	9,900	247,896
World Fuel Services Corp.	11,300	465,899

		18,014,306

Total Equity Securities (Cost $395,853,524)		342,944,594

	ADJUSTED BASIS

LIMITED PARTNERSHIP INTEREST — 0.9%
Balkan Financial Sector Equity Fund CV (b)(i)*	$360,182	327,006
China Environment Fund 2004 LLC (b)(i)*	441	226,362
Emerald Cleantech Fund I (b)(i)*	903,214	578,346
GNet Defta Development Holdings LLC (a)(b)(i)*	400,000	363,504
SEAF Central and Eastern European Growth Fund LLC (a)(b)(i)*	330,740	400,885
SEAF India International Growth Fund LLC (b)(i)*	473,932	455,433
ShoreCap International LLC (b)(i)*	446,828	839,431
Terra Capital (b)(i)*	469,590	1

Total Limited Partnership Interest (Cost $3,384,927)		3,190,968

	PRINCIPAL AMOUNT

CERTIFICATES OF DEPOSIT — 0.0%
Self Help Credit Union, 2.75%, 2/22/10 (b)(k)	$100,000	99,770

Total Certificates of Deposit (Cost $100,000)		99,770

VENTURE CAPITAL DEBT OBLIGATIONS — 0.2%
Access Bank plc, 8.477%, 8/29/12 (b)(i)	500,000	525,829
Mayer Laboratories, Inc., 6.00%, 12/31/10 (b)(i)	61,389	15,347

Total Venture Capital Debt Obligations (Cost $561,389)		541,176

HIGH SOCIAL IMPACT INVESTMENTS — 1.2%
Calvert Social Investment Foundation Notes, 3.00%, 7/1/11 (b)(i)(r)	4,431,583	4,412,970

Total High Social Impact Investments (Cost $4,431,583)		4,412,970

TIME DEPOSIT — 0.1%
State Street Corp. Time Deposit, 0.01%, 7/1/09	238,000	238,000

Total Time Deposit (Cost $238,000)		238,000

TOTAL INVESTMENTS (Cost $404,569,423) — 98.9%		351,427,478
Other assets and liabilities, net — 1.1%		3,972,184

NET ASSETS — 100%		$355,399,662

(a)	Affiliated company.

(b)	This security was valued by the Board of Directors. See Note A.

(i)	Restricted securities represent 2.8% of net assets of the Fund.

(k)	These certificates of deposit are fully insured by agencies of the federal government.

(r)	The coupon rate shown on floating or adjustable rate securities represents the rate period end.

(s)	100,000 shares of KT Corp. have been soft segregated in order to cover outstanding commitments to certain limited partnership investments with the Fund. There are no restrictions on the trading of this security.

*	Non-income producing security.
Abbreviations:
ADR: American Depositary Receipt
CVA: Certificaten Van Aandelen
GDR: Global Depositary Receipt
LLC: Limited Liability Corporation
LP: Limited Partnership
PCL: Public Company Limited

	ACQUISITION
	DATES	COST

Restricted Securities
Access Bank plc, 8.477%, 8/29/12	8/29/07	$500,000
Balkan Financial Sector Equity Fund CV LP	1/12/06 - 11/5/08	360,182
Calvert Social Investment Foundation Notes, 3.00%, 7/1/11	7/1/08	4,431,583
China Environment Fund 2004 LP	9/15/05 - 4/1/09	441
Emerald Cleantech Fund I LP	7/19/01 - 2/10/09	903,214
Empresas ESM, Contingent Deferred Distribution	11/2/06	350,000
GNet Defta Development Holdings LLC, LP	8/30/05	400,000
H2Gen Innovations, Inc.:
Common Stock	11/4/04	—
Common Warrants (strike price $1.00/share, expires 10/31/13)	11/4/04	—
Series A, Preferred	11/4/04	251,496
Series A, Preferred Warrants (strike price $1.00/share, expires 10/10/12)	11/4/04	—
Series B, Preferred	10/21/04 - 10/27/04	161,759
Series C, Preferred	6/1/06	52,886
Mayer Laboratories, Inc., 6.00%, 12/31/10	12/31/96	61,389
Powerspan Corp.:
Series A, Preferred	8/20/97	250,000
Series B, Preferred	10/5/99	200,000
Series C, Preferred	12/21/04 - 6/12/08	273,331
Series D, Preferred	6/20/08	157,996
Series D, Preferred Warrants (strike price $3.44/share, expires 12/31/12)	12/5/07 - 6/20/08	—

	ACQUISITION
	DATES	COST

RF Technology, Inc.	7/17/06	299,990
SEAF Central and Eastern European Growth Fund LLC, LP	8/10/00 - 9/23/08	330,740
SEAF India International Growth Fund LLC, LP	3/22/05 - 5/8/09	473,932
ShoreCap International LLC, LP	8/12/04 - 12/15/08	446,828
SMARTHINKING, Inc.:
Series 1-A, Convertible Preferred	4/22/03 - 5/27/05	159,398
Series 1-B, Convertible Preferred	6/10/03	250,000
Series 1-B, Preferred Warrants (strike price $0.01/share, expires 5/26/15)	5/27/05	—
Terra Capital LP	11/23/98 - 3/14/06	469,590
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder’s statement.
CALVERT INTERNATIONAL OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2009

	SHARES	VALUE

EQUITY SECURITIES — 99.5%

Australia — 11.5%
Ansell Ltd.	45,023	$316,966
Arrow Energy NL*	52,672	149,810
ASX Ltd.	18,320	544,019
CSL Ltd.	12,383	319,891
QBE Insurance Group Ltd.	28,691	457,561
Ramsay Health Care Ltd.	23,011	213,149
Sonic Healthcare Ltd.	31,696	313,637

		2,315,033

Brazil — 2.9%
Cia de Saneamento Basico do Estado de Sao Paulo (ADR)	5,000	149,950
Diagnosticos da America SA*	8,800	154,017
Itau Unibanco Banco Multiplo SA (ADR)	9,038	143,071
Tractebel Energia SA	14,200	136,907

		583,945

Canada — 3.6%
Canadian Pacific Railway Ltd.	7,546	301,035
Shoppers Drug Mart Corp.	9,958	428,179

		729,214

	SHARES	VALUE

Finland — 2.2%
Lassila & Tikanoja Oyj	25,130	451,185

France — 10.2%
Accor SA	10,517	417,960
Cap Gemini SA	8,979	331,449
Cie Generale d’Optique Essilor International SA	4,288	204,577
Nexans SA	5,724	304,943
Publicis Groupe	10,990	335,345
Vallourec SA	3,828	465,111

		2,059,385

Germany — 5.0%
Adidas AG	12,982	494,364
Rhoen Klinikum AG	9,401	207,750
SMA Solar Technology AG	4,101	303,844

		1,005,958

Greece — 1.4%
Alpha Bank AE*	25,735	277,912

Japan — 16.6%
Benesse Corp.	13,100	523,048
Daiwa House Industry Co. Ltd.	16,000	171,281
FamilyMart Co. Ltd.	12,700	397,655
Fanuc Ltd.	4,200	334,791
Nikon Corp.	20,000	343,483
NTT Data Corp.	69	222,285
Shimano, Inc.	13,600	518,486
Shiseido Co. Ltd.	19,000	310,571
Sumitomo Chemical Co. Ltd.	75,000	335,844
USS Co. Ltd.	3,850	197,345

		3,354,789

Mexico — 2.8%
Banco Compartamos SA de CV	106,988	344,407
Urbi Desarrollos Urbanos SA de CV*	144,316	219,137

		563,544

Netherlands — 1.0%
QIAGEN NV*	11,286	209,353

New Zealand — 1.9%
Contact Energy Ltd.	103,588	389,414

	SHARES	VALUE

Norway — 5.9%
Petroleum Geo-Services ASA*	40,050	249,393
ProSafe SE	44,380	222,828
Tandberg ASA	21,700	365,825
Tomra Systems ASA	99,600	357,993

		1,196,039

Philippines — 0.8%
Manila Water Co., Inc.	538,000	161,767

Singapore — 3.7%
ComfortDelgro Corp. Ltd.	313,000	276,406
Hyflux Ltd.	312,000	471,482

		747,888

Spain — 4.3%
Acciona SA	2,283	280,470
Ebro Puleva SA	15,922	241,624
Gamesa Corp. Tecnologica SA	17,584	333,624

		855,718

Sweden — 1.6%
Svenska Cellulosa AB, Series B	31,000	325,501

Switzerland — 2.4%
Adecco SA	11,357	474,144

United Kingdom — 11.5%
Associated British Foods plc	16,931	212,617
eaga plc	175,561	379,460
FirstGroup plc	85,464	504,526
Informa plc	109,915	395,950
Legal & General Group plc	212,270	198,336
Severn Trent plc	20,658	372,540
SSL International plc	29,465	251,531

		2,314,960

United States — 10.2%
Calgon Carbon Corp.*	22,796	316,636
DaVita, Inc.*	4,044	200,016
FTI Consulting, Inc.*	7,378	374,212
GameStop Corp.*	11,040	242,990
Ormat Technologies, Inc.	2,743	110,570
Quanta Services, Inc.*	9,121	210,969
SunPower Corp.*	11,262	300,020
Watson Wyatt Worldwide, Inc.	8,067	302,755

	SHARES	VALUE

		2,058,168

Total Equity Securities (Cost $21,966,197)		20,073,917

	PRINCIPAL
	AMOUNT

TIME DEPOSIT — 2.9%
State Street Corp. Time Deposit, 0.01%, 7/1/09	$585,000	585,000

Total Time Deposit (Cost $585,000)		585,000

TOTAL INVESTMENTS (Cost $22,551,197) — 102.4%		20,658,917
Other assets and liabilities, net — (2.4%)		(493,142)

NET ASSETS — 100%		$20,165,775

*	Non-income producing security.
Abbreviations:
ADR: American Depositary Receipt
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder’s statement.
NOTE A — SIGNIFICANT ACCOUNTING POLICIES
General: Calvert World Values Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940 as an open-end management investment company. The Fund operates as a series fund with three separate portfolios: International Equity, Capital Accumulation, and International Opportunities. International Equity and International Opportunities are registered as diversified portfolios. Capital Accumulation is registered as a non-diversified portfolio. The operation of each series is accounted for separately. International Opportunities began operations on May 31, 2007. International Equity offers Class A, Class B, Class C, Class I and Class Y (effective October 31, 2008) shares. Capital Accumulation offers Class A, Class B, Class C, and Class I shares. International Opportunities offers Class A, Class C, Class I and Class Y (effective October 31, 2008) shares. Class A shares are sold with a maximum front-end sales charge of 4.75%. Class B shares are sold without a front-end sales charge.

With certain exceptions, the Fund will impose a deferred sales charge at the time of redemption, depending on how long investors have owned the shares. Class C shares are sold without a front-end sales charge. With certain exceptions, the Fund will impose a deferred sales charge on shares sold within one year of purchase. Class B and Class C shares have higher levels of expenses than Class A shares. Class I shares require a minimum account balance of $1,000,000. The $1 million minimum initial investment may be waived for certain institutional accounts, where it is believed to be in the best interest of the Fund and its shareholders. Class I shares have no front-end or deferred sales charge and have lower levels of expenses than Class A shares. Class Y shares are generally only available to wrap or similar fee-based programs offered by financial intermediaries that have entered into an agreement with the Fund’s Distributor to offer Class Y shares. Class Y shares have no front-end or deferred sales charge. Each class has different: (a) dividend rates, due to differences in Distribution Plan expenses and other class-specific expenses, (b) exchange privileges and (c) class-specific voting rights.
Security Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Directors to value its investments wherever possible. Securities for which market quotations are available are valued at last sale price or official closing price on the primary market or exchange in which they trade. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If events occur after the close of the principal market in which foreign securities are traded, and before the close of business of the Fund, that are expected to materially affect the value of those securities, then they are valued at their fair value taking these events into account. Short-term notes are stated at amortized cost, which approximates fair value. The Fund may invest in securities whose resale is subject to restrictions. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board of Directors.
The Calvert World Values International Equity Fund and Calvert International Opportunities Fund have retained a third party fair value pricing service to quantitatively analyze the price movement of their holdings on foreign exchanges and to automatically fair value if the variation from the prior day’s closing price exceeds specified parameters. On June 30, 2009, price movements exceeded specified parameters and the third party fair value pricing service quantitatively fair valued the affected securities.
In determining fair value, the Board considers all relevant qualitative and quantitative information available. These factors are subject to change over time and are reviewed periodically. The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material.

The following securities were fair valued in good faith under the direction of the Board of Directors as of June 30, 2009:

		% of Net
	Total Investments	Assets

Capital Accumulation	$1,413,526	1.8%
International Equity	10,113,256	2.8%
Effective October 1, 2008, the Fund adopted Financial Accounting Standards Board Statement on Financial Accounting Standards No. 157, “Fair Value Measurements.” This standard establishes a single authoritative definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments and requires additional disclosures about fair value measurements.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1 — quoted prices in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period. For additional information on the Fund’s policy regarding valuation of investments, please refer to the Fund’s most recent prospectus.

The following is a summary of the inputs used to value the Fund’s net assets as of June 30, 2009:

International Equity		Valuation Inputs
Investments in Securities	Level 1	Level 2		Level 3		Total

Equity securities*	$58,644,570	$282,431,652	**	$1,868,372		$342,944,594
Limited partnership interest	—	—		3,190,968		3,190,968
Other debt obligations	—	238,000		5,053,916		5,291,916

TOTAL	$58,644,570	$282,669,652		$10,113,256	***	$351,427,478

*	For further breakdown of Equity securities by country, please refer to the Schedule of Investments.

**	Includes certain securities trading primarily outside the U.S. whose value was adjusted as a result of significant market movements following the close of local trading.

***	Level 3 securities represent 2.8% of net assets.

Capital Accumulation		Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3		Total

Equity securities*	$77,443,826	—	—		$77,443,826
Other debt obligations	—	$421,000	$1,413,526		1,834,526

TOTAL	$77,443,826	$421,000	$1,413,526	**	$79,278,352

*	For further breakdown of Equity securities by industry type, please refer to the Schedule of Investments.

**	Level 3 securities represent 1.8% of net assets.

International Opportunities		Valuation Inputs
Investments in Securities	Level 1	Level 2		Level 3	Total

Equity securities*	$4,330,822	$15,743,095	**	—	$20,073,917
Other debt obligations	—	585,000		—	585,000

TOTAL	$4,330,822	$16,328,095		—	$20,658,917

*	For further breakdown of Equity securities by country, please refer to the Schedule of Investments.

**	Includes certain securities trading primarily outside the U.S. whose value was adjusted as a result of significant market movements following the close of local trading.
Repurchase Agreements: The Fund may enter into repurchase agreements with recognized financial institutions or registered broker/dealers and, in all instances, holds underlying securities with a value exceeding the total repurchase price, including accrued interest. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its value and a possible loss of income or value if the counterparty fails to perform in accordance with the terms of the agreement.
Restricted Securities: The Fund may invest in securities that are subject to legal or contractual restrictions on resale. Generally, these securities may only be sold publicly upon registration under the Securities Act of 1933 or in transactions exempt from such registration. Information regarding restricted securities is included at the end of the Schedules of Investments.
Security Transactions and Net Investment Income: Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date or, in the case of dividends on certain foreign securities, as soon as the Fund is informed of the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Investment income and realized and unrealized gains and losses are allocated to separate classes of shares based upon the relative net assets of each class. Expenses arising in connection with a class are charged directly to that class. Expenses common to the classes are allocated to each class in proportion to their relative net assets. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Foreign Currency Transactions: The Fund’s accounting records are maintained in U. S. dollars. For valuation of assets and liabilities on each date of net asset value determination, foreign denominations are translated into U.S. dollars using the current exchange rate. Security transactions, income and expenses are translated at the prevailing rate of exchange on the date of the event. The effect of changes in foreign exchange rates on securities and foreign currencies is included in the net realized and unrealized gain or loss on securities and foreign currencies.
Distributions to Shareholders: Distributions to shareholders are recorded by the Fund on ex-dividend date. Dividends from net investment income and distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within the Fund’s capital accounts to reflect income and gains available for distribution under income tax regulations.
Estimates: The preparation of the financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reported period. Actual results could differ from those estimates.
Redemption Fees: The Fund charges a 2% redemption fee on redemptions, including exchanges, made within 30 days of purchase in the same Fund (within seven days for Class I shares). The redemption fee is paid to the Class of the Fund from which the redemption is made, and is accounted for as an addition to paid-in capital. The fee is intended to discourage market-timers by ensuring that short-term trading costs are borne by the investors making the transactions and not the shareholders already in the Fund.
Expense Offset Arrangement: The Fund has an arrangement with its custodian bank whereby the custodian’s fees may be paid indirectly by credits earned on the Fund’s cash on deposit with the bank. These credits are used to reduce the Fund’s expenses. Such a deposit arrangement may be an alternative to overnight investments.
Federal Income Taxes: No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements or in any of the open tax years; thus, no provision for income tax is required. Each of the Fund’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.
New Accounting Pronouncements: In March 2008, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards (SFAS) No. 161, “Disclosures about Derivative Instruments and Hedging Activities.” The new standard is intended to improve financial reporting about derivative instruments and hedging activities by requiring enhanced disclosures to enable investors to better understand the effect on the Fund’s financial position, financial performance, and cash flows. SFAS No. 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. Management is currently evaluating the impact the adoption of SFAS No. 161 will have on the Fund’s financial statements and related disclosures.
In April 2009, the FASB issued FASB Staff Position No. FAS 157-4, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly” (“FSP 157-4”). FSP 157-4 requires enhanced disclosures about the inputs and valuation technique(s) used to measure fair value and a discussion of changes in valuation techniques and related inputs, if any, during the period. In addition, the three-level hierarchy disclosure and the level three roll-forward disclosure are to be expanded for each major category of equity and debt securities. There was no change to the financial position of the Fund and the results of its operations due to the adoption of FSP 157-4 and all disclosures have been made for the current period as part of the Notes to Schedules of Investments and Schedules of Investments.
NOTE B — TAX INFORMATION
The following tables present the cost of investments for federal income tax purposes, and the components of net unrealized appreciation (depreciation) at June 30, 2009, and net realized capital loss carryforwards as of September 30, 2008 with expiration dates:

	International	Capital	International
	Equity	Accumulation	Opportunities

Federal income tax cost of investments	$406,155,917	$85,074,682	$22,931,132
Unrealized appreciation	21,697,660	6,007,715	792,235
Unrealized depreciation	(76,426,099)	(11,804,045)	(3,064,450)
Net unrealized appreciation/(depreciation)	($54,728,439)	($5,796,330)	($2,272,215)

Capital Loss Carryforwards

	International	Capital
Expiration Date	Equity	Accumulation

30-Sep-09	$89,871	$—
30-Sep-16	—	372,018

	$89,871	$372,018

Capital losses may be utilized to offset current and future capital gains until expiration.
The International Equity Fund’s use of net capital loss carryforwards of $89,871 (from Calvert South Africa Fund that merged into the Fund in September 2002) may be limited under certain tax provisions.
NOTE C — AFFILIATED COMPANIES
An affiliated company is a company in which the Fund has a direct or indirect ownership of, control of, or voting power over 5 percent or more of the outstanding voting shares.
Affiliated companies of the International Equity Fund are as follows:

AFFILIATES	COST	VALUE
GNet Defta Development Holdings LLC	$400,000	$363,504
SEAF Central & Eastern European Growth Fund LLC	330,740	400,885

TOTALS	$730,740	$764,389
NOTE D — OTHER
In connection with certain venture capital investments, the International Equity Fund is committed to future capital calls, which will increase the Fund’s investment in these securities. The aggregate amount of the future capital commitments totals $655,036 at June 30, 2009.

Item 2. Controls and Procedures.
(a) The principal executive and financial officers concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Exchange Act, as of a date within 90 days of the filing date of this report.
(b) There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).
     Filed herewith.
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CALVERT WORLD VALUES FUND, INC.
By:	/s/ Barbara J. Krumsiek
Barbara J. Krumsiek
President — Principal Executive Officer

Date: August 27, 2009
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Barbara J. Krumsiek
Barbara J. Krumsiek
President — Principal Executive Officer

Date: August 27, 2009

/s/ Ronald M. Wolfsheimer
Ronald M. Wolfsheimer
Treasurer — Principal Financial Officer

Date: August 27, 2009